Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0002062925
Registrant Name	SMART POINTER GROUP HOLDINGS LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A